Asset Retirement Obligation	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATION
17.	ASSET RETIREMENT OBLIGATION

The Company has an obligation to remediate certain known occurrences of asbestos at our manufacturing facility in West Springfield, Massachusetts. The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation for the years ended December 31, 2013 and 2012 (all amounts in thousands):

	Year Ended December 31,
	2013		2012
Balance, beginning	$184		$175
Accretion expense	10		9
Balance, ending	$194	(1)	$184

(1)	The difference between the $194,000 liability as of December 31, 2013 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2013 and December 19, 2038.

Accretion expense on the asset retirement obligation is included in general and administrative expenses in the accompanying consolidated statements of comprehensive loss.